Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Significant Accounting Policies
Significant Accounting Policies

Note 2—Significant Accounting Policies

Basis of Presentation

        The accompanying unaudited condensed financial statements have been prepared in U.S. dollars in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all of the information and footnotes necessary for a comprehensive presentation of the financial position, results of operations or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

        The accompanying unaudited condensed financial statements should be read in conjunction with the Company's form 10-K, as filed with the SEC on March 28, 2017. Operating results for the nine months ended September 30, 2017 are not necessarily indicative of the results that may be expected for the year ending December 31, 2017 or any other future period.

Emerging Growth Company

        Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Use of Estimates

        The preparation of the Company's financial statements in conformity with US GAAP requires the Company's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Cash and Cash Equivalents

        The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Concentration of Credit Risk

        Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Financial Instruments

        The fair value of the Company's assets and liabilities, which qualify as financial instruments under FASB ASC 820, Fair Value Measurements and Disclosures, approximates the carrying amounts represented in the balance sheet.

Fair Value Measurement

        ASC 820 establishes a fair value hierarchy that prioritizes and ranks the level of observability of inputs used to measure investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment, characteristics specific to the investment, market conditions and other factors. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurements) and the lowest priority to unobservable inputs (Level III measurements).

        Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets will typically have a higher degree of input observability and a lesser degree of judgment applied in determining fair value.

        The three levels of the fair value hierarchy under ASC 820 are as follows:

        Level I—Quoted prices (unadjusted) in active markets for identical investments at the measurement date are used.

        Level II—Pricing inputs are other than quoted prices included within Level I that are observable for the investment, either directly or indirectly. Level II pricing inputs include quoted prices for similar investments in active markets, quoted prices for identical or similar investments in markets that are not active, inputs other than quoted prices that are observable for the investment, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

        Level III—Pricing inputs are unobservable and include situations where there is little, if any, market activity for the investment. The inputs used in determination of fair value require significant judgment and estimation.

        In some cases, the inputs used to measure fair value might fall within different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the investment is categorized in its entirety is determined based on the lowest level input that is significant to the investment. Assessing the significance of a particular input to the valuation of an investment in its entirety requires judgment and considers factors specific to the investment. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the perceived risk of that investment.

        The following table presents information about the Company's assets that are measured at fair value on a recurring basis as of September 30, 2017.

Description	September 30, 2017	Level 1	Level 2	Level 3
Investments and cash held in Trust Account	$311,697,781	$311,697,781	$—	$—
Total	$311,697,781	$311,697,781	$—	$—

Offering Costs

        The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A; "Expenses of Offering". The Company incurred offering costs in connection with its Public Offering of $833,589, primarily consisting of accounting and legal services, securities registration expenses and exchange listing fees, and excluding $6,200,000 in underwriting discounts and $10,850,000 in deferred underwriting discounts. These offering costs, along with underwriting discounts, were charged to shareholders' equity.

Net Income (Loss) Per Share

        The Company complies with accounting and disclosure requirements ASC Topic 260, "Earnings Per Share." Net income/(loss) per ordinary share is computed by dividing net income/(loss) attributable to ordinary shares by the weighted average number of ordinary shares outstanding for the period. Ordinary shares subject to possible redemption at September 30, 2017, which are not currently redeemable and are not redeemable at fair value, have been excluded from the calculation of basic income per share since such shares, if redeemed, only participate in their pro rata share of the Trust Account earnings. Also excluded, to the extent dilutive, is the incremental number of Class A Shares to settle the Private Placement Warrants and the Warrants included in the Units. At September 30, 2017, the Company had outstanding warrants for the purchase of up to 23,700,000 Class A Shares. For the period ended September 30, 2017, the weighted average of these shares was excluded from the calculation of diluted net income/(loss) per ordinary share since the exercise of the warrants is contingent on the occurrence of future events. As a result, diluted net income/(loss) per ordinary share is equal to basic net income/(loss) per ordinary share.

Reconciliation Of Net Income (Loss) Per Share

        The Company's net loss is adjusted for the portion of income that is attributable to ordinary shares subject to redemption, as these shares only participate in the income of the Trust Account and not the losses of the Company. Accordingly, basic and diluted loss per ordinary share is calculated as follows:

	Three Months Ended September 30, 2017	Nine Months Ended September 30, 2017
Net Loss	$(2,117,003)	$(1,595,806)
Less: Income attributable to ordinary shares subject to redemption	(693,179)	(1,598,724)
Adjusted net loss	$(2,810,182)	$(3,194,530)
Weighted average shares outstanding, basic and diluted	9,278,550	9,259,196
Basic and diluted net loss per ordinary shares	$(0.30)	$(0.35)

Income Taxes

        The Company accounts for income taxes under FASB ASC 740, Income Taxes ("ASC 740"). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

        ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits as of September 30, 2017. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

        There is currently no taxation imposed on income by the Government of the Cayman Islands.

Recent Accounting Standards

        Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying balance sheet.

Subsequent Events

        On October 26, 2017, the Company invested the funds held in the Trust Account in U.S. Treasury Bills maturing on November 24, 2017. On November 22, 2017 the funds in the Trust Account were reinvested in U.S. government treasury bills, maturing on December 21, 2017. On December 21, 2017 the funds in the Trust Account were invested into a Qualified Money Market Fund within the meaning of Section 2(a)(16) of the Investment Company Act of 1940. On December 12, 2017, AHPAC borrowed $100,000 on the sponsor note.

        On January 4, 2018, we received a letter from the staff of the Listing Qualifications Department of NASDAQ notifying us that we no longer comply with NASDAQ Listing Rules 5620(a) and 5810(c)(2)(G) because we did not hold an annual meeting of shareholders within twelve months of the end of our fiscal year ended December 31, 2016. As disclosed in our Form 8-K filed with the SEC on January 9, 2018 and consistent with our Registration Statement on Form S-4, as amended, initially filed with the SEC on November 22, 2017, we will hold an annual general meeting to approve the proposed business combination and related matters as well as conduct the election of directors. We intend to submit a plan to NASDAQ within the time frame allotted under the NASDAQ rules. If NASDAQ accepts our plan, it may grant an exception of up to 180 calendar days from the fiscal year end, or until June 29, 2018, to regain compliance.

        Other than the foregoing, management has performed an evaluation of subsequent events from September 30, 2017 through the date which these financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

Note 2—Significant Accounting Policies

Basis of Presentation

        The accompanying financial statements are presented in U.S dollars in accordance with accounting principles generally accepted in the United States of America ("US GAAP") and pursuant to the accounting and disclosure rules and regulations of the SEC

Emerging Growth Company

        Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Use of Estimates

        The preparation of the Company's financial statements in conformity with US GAAP requires the Company's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Cash and Cash Equivalents

        The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

        Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Financial Instruments

        The fair value of the Company's assets and liabilities, which qualify as financial instruments under FASB ASC 820, Fair Value Measurements and Disclosures, approximates the carrying amounts represented in the balance sheet.

Offering Costs

        The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A; "Expenses of Offering". The Company incurred offering costs in connection with its Public Offering of $833,589, primarily consisting of accounting and legal services, securities registration expenses and exchange listing fees, and excluding $6,200,000 in underwriting discounts and $10,850,000 in deferred underwriting discounts. These offering costs, along with underwriting discounts, were charged to shareholders' equity.

Loss Per Share

        Loss per ordinary share is computed by dividing loss attributable to ordinary shares by the weighted average number of ordinary shares outstanding during the period (excluding 29,510,755 Class A Shares subject to possible redemption as of December 31, 2016 and 1,125,000 Class B Shares subject to forfeiture at December 31, 2015, respectively), plus, to the extent dilutive, the incremental number of Class A Shares to settle the Private Placement Warrants and the Warrants included in the Units. At December 31, 2016, the Company had outstanding warrants for the purchase of up to 23,700,000 Class A Shares. For the year ended December 31, 2016, the weighted average of these shares was excluded from the calculation of diluted loss per ordinary share because its inclusion would have been anti-dilutive. As a result, diluted loss per ordinary share is equal to basic loss per ordinary share.

Income Taxes

        The Company accounts for income taxes under FASB ASC 740, Income Taxes ("ASC 740"). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

        ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits as of December 31, 2016. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

        There is currently no taxation imposed on income by the Government of the Cayman Islands.

Recent Accounting Pronouncements

        Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying balance sheet.

Subsequent Events

        On January 6, 2017, the Company invested the funds held in the Trust Account in U.S. Treasury Bills maturing on April 6, 2017.

        Other than the foregoing, management has performed an evaluation of subsequent events from December 31, 2016 through the date which these financial statements were issued and noted no items which require adjustment or disclosure.